Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 52,741	$ 77,622	$ 59,190
Adjustment for:
Non-controlling interest	0	0	10,408
Preferred unitholders' interest in net income	13,850	12,303	2,480
Limited partners' interest in net income	38,891	65,319	46,302
Less: Dividends paid or to be paid	(60,149)	(59,952)	(57,764)
Under (over) distributed earnings attributable to:
Distributed Earnings	(21,258)	5,367	(11,462)
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (11,514)	$ 2,900	$ (6,145)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	17,986	17,856	17,645
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	17,995	17,864	17,657
Basic and diluted earnings per unit :
Earnings Per Share, Basic and Diluted	$ 1.12	$ 1.93	$ 1.37
Common Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (3,211)	$ 340	$ (736)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	7,039	2,101	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	7,039	2,101	2,116
Basic and diluted earnings per unit :
Earnings Per Share, Basic and Diluted	$ 1.84	$ 2.03	$ 1.44
Subordinated Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (6,533)	$ 2,127	$ (4,581)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	8,218	13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	8,218	13,156	13,156
Basic and diluted earnings per unit :
Earnings Per Share, Basic and Diluted	$ 0.70	$ 2.03	$ 1.45